Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Christopher Zimmerman, Esquire
202.419.8402
czimmerman@stradley.com

May 3, 2016

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (1940 Act File No.: 811-03213) - Form N-14

Ladies and Gentlemen:

Enclosed for filing, pursuant to the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically for filing via EDGAR, is a registration statement on Form N-14 (the “Registration Statement”) of the Nationwide Variable Insurance Trust (the “Registrant”). The Registration Statement is being filed to register Class D shares of beneficial interest, without par value, of the NVIT Emerging Markets Fund, a series of the Registrant.

In accordance with Rule 488 under the 1933 Act, it is anticipated that the Registration Statement will automatically become effective on June 2, 2016.

The NVIT Emerging Markets Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the 1933 Act.  Therefore, no filing fee is due at this time.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or in my absence, to Cillian M. Lynch, Esquire at (202) 419-8416.

Very truly yours,

/s/Christopher Zimmerman
Christopher Zimmerman, Esquire

 cc: Allan J. Oster, Esquire

A Pennsylvania Limited Liability Partnership